December 22, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re: Jackson National Separate Account V (Perspective Advantage) File Nos. 333-70697 and 811-09119

Dear Commissioners:

Pursuant to 497(j) under the Securities Act of 1933 and on behalf of this registrant and offering of securities, we certify that: the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Ellen Baird ((517) 367-4354) or me ((517) 367-3835).

Sincerely,

/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum
Senior Attorney